Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 3,071	kr 2,881	kr 2,178
Pension cost for defined benefit plans	3,486	2,942	2,785
Total	kr 6,557	kr 5,823	kr 4,963
Total pension cost expressed as a percentage of wages and salaries	8.90%	9.30%	8.10%
Sweden [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 1,192	kr 1,199	kr 963
Pension cost for defined benefit plans	2,144	1,920	1,783
Total	3,336	3,119	2,746
US [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	542	460	415
Pension cost for defined benefit plans	160	97	13
Total	702	557	428
United Kingdom [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	128	138	136
Pension cost for defined benefit plans	(22)	(6)	(4)
Total	106	132	132
Other Countries [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	1,209	1,084	664
Pension cost for defined benefit plans	1,204	931	993
Total	kr 2,413	kr 2,015	kr 1,657